CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 10,251	$ 11,023
Loan receivable - ESOP	337,110	382,759
Prepaid expenses and other assets	4,596	4,330
Prepaid federal income taxes	1,192	1,428
Deferred federal income taxes	47	60
Total assets	631,982	616,304
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	6,701	4,521
Total liabilities	524,082	530,751
Commitments and contingencies		12,643
Common stock	76	99
Additional paid-in capital	65,772	43,866
Shares acquired by stock benefit plans	(1,992)	(913)
Treasury stock		12,860
Retained earnings	43,444	42,440
Accumulated comprehensive gain, Unrealized gains on securities available for sale, net of tax expense	600	278
Total shareholders' equity	107,900	72,910	69,419	68,750
Total liabilities and shareholders' equity	631,982	616,304
Cheviot Financial Corp
ASSETS
Cash in Cheviot Savings Bank	14,752	12,964
Cash and due from banks	1,960	40
Loan receivable - ESOP	1,864	832
Investment in Cheviot Savings Bank	88,344	71,904
Prepaid expenses and other assets	736	232
Prepaid federal income taxes	134
Deferred federal income taxes	118	118
Total assets	107,908	86,050
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and other liabilities	8	56
Accrued federal income taxes		441
Total liabilities	8	497
Commitments and contingencies		12,643
Common stock	76	99
Additional paid-in capital	65,772	43,866
Shares acquired by stock benefit plans	(1,992)	(913)
Treasury stock		(12,860)
Retained earnings	43,444	42,440
Accumulated comprehensive gain, Unrealized gains on securities available for sale, net of tax expense	600	278
Total shareholders' equity	107,900	72,910
Total liabilities and shareholders' equity	$ 107,908	$ 86,050